UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment |_|; Amendment Number:
This Amendment (Check only one.) :  |_| is a restatement
                                    |_| adds new holdings to entries.

Institutional Investment Manager Filing This Report:

Name:    Westport Advisers LLC
Address: 253 Riverside Avenue
         Westport, CT  06880

13F File Number: 028-04939

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Ronald H. Oliver
Title:  Managing Member
Phone:  203-227-3601

Signature, Place, and Date of Signing:

     /s/ Ronald H. Oliver       Westport, Connecticut     May 9, 2006
     --------------------       ---------------------     -----------

Report Type  (Check only one):

|X| 13F Holdings Report
|_| 13F Notice
|_| 13F Combination Report

List of Other Managers Reporting for this Manager:


I am signing this report as required by the Securities Exchange Act of 1934

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:     78


Form 13F Information Table Value Total (x$1,000):   $1,310,794


List of Included Managers:

         Andrew J. Knuth   Westport Advisers, LLC
         Edmund H. Nicklin Westport Advisers LLC

List of Other Included Managers:
         No.      13F File Number           Name

                                                                                               Voting Authority
                                                                                               -----------------
                                 Title                  Value    Shares/  Sh/   Put/  Invstmt   Other
Name of Issuer                  of class    CUSIP     (x$1000)   Prn Amt  Prn   Call  Dscretn  Managers    Sole    Shared  None
------------------------------  --------  ---------  ---------  --------  ----  ----  -------  --------  --------  ------  ----
Abbott Laboratories               COM      002824100    1593      37500    SH           Sole               37500
Amphenol Corp.                    COM      032095101    1565      30000    SH           Sole               30000
Anadarko Petroleum Corp.          COM      032511107    2727      27000    SH           Sole               27000
Applebees International, Inc.     COM      037899101   23821     970300    SH           Sole              970300
Arbitron, Inc.                    COM      03875Q108   22922     677753    SH           Sole              677753
Arthur J. Gallagher & Company     COM      363576109   14005     503600    SH           Sole              503600
BankUnited Financial Corp. - C    COM      06652B103   29438    1088700    SH           Sole             1088700
Beasley Broadcast Group, Inc.     COM      074014101    7333     604499    SH           Sole              604499
Big Lots, Inc.                    COM      089302103   18998    1360906    SH           Sole             1360906
Brown & Brown, Inc.               COM      115236101   25405     765200    SH           Sole              765200
CA, Inc.                          COM      12673P105   37862    1391470    SH           Sole             1391470
CACI International, Inc.          COM      127190304   40587     617300    SH           Sole              617300
Caremark Rx, Inc.                 COM      141705103   69639    1416000    SH           Sole             1416000
Ceridian Corp.                    COM      156779100   20739     814900    SH           Sole              814900
Charles River Laboratories Int    COM      159864107   34378     701300    SH           Sole              701300
Checkpoint Systems, Inc.          COM      162825103   18456     686600    SH           Sole              686600
ChoicePoint, Inc.                 COM      170388102    1790      40000    SH           Sole               40000
Claire's Stores, Inc.             COM      179584107    1906      52500    SH           Sole               52500
Constellation Brands, Inc. - C    COM      21036P108   22300     890200    SH           Sole              890200
Cox Radio, Inc. - Class A         COM      224051102   12989     967900    SH           Sole              967900
Cullen/Frost Bankers, Inc.        COM      229899109    1908      35500    SH           Sole               35500
Darden Restaurants, Inc.          COM      237194105   38978     950000    SH           Sole              950000
Del Monte Foods Company           COM      24522P103   21384    1803000    SH           Sole             1803000
Delta & Pine Land Company         COM      247357106   13242     439058    SH           Sole              439058
Devry, Inc.                       COM      251893103   29032    1275000    SH           Sole             1275000
Diebold, Inc.                     COM      253651103    1438      35000    SH           Sole               35000
Downey Financial Corp.            COM      261018105    8076     120000    SH           Sole              120000
EGL Inc.                          COM      268484102   15525     345000    SH           Sole              345000
EMS Technologies, Inc.            COM      26873N108    1272      70552    SH           Sole               70552
EOG Resources, Inc.               COM      26875P101    3780      52500    SH           Sole               52500
Emmis Communications Corp.        COM      291525103   21516    1344720    SH           Sole             1344720
FEI Company                       COM      30241L109     238      12000    SH           Sole               12000
Fairchild Semiconductor Corp.     COM      303726103    7628     400000    SH           Sole              400000
FedEx Corp.                       COM      31428X106    2259      20000    SH           Sole               20000
Fifth Third Bancorp               COM      316773100   15296     388621    SH           Sole              388621
Fisher Scientific Internationa    COM      338032204   27254     400500    SH           Sole              400500
Florida East Coast Industries,    COM      340632108   16261     301691    SH           Sole              301691
General Communication, Inc. -     COM      369385109   10149     839450    SH           Sole              839450
Helmerich & Payne                 COM      423452101    7310     104700    SH           Sole              104700
Hilb, Rogal & Hobbs Company       COM      431294107   38145     925400    SH           Sole              925400
Houston Exploration Company       COM      442120101   39024     740500    SH           Sole              740500
IMS Health, Inc.                  COM      449934108   21918     850526    SH           Sole              850526
ITT Educational Services, Inc.    COM      45068B109   48723     760700    SH           Sole              760700
Integral Systems Inc.             COM      45810H107     530      19649    SH           Sole               19649
International Rectifier Corp.     COM      460254105    2693      65000    SH           Sole               65000
Interpublic Group of Companies    COM      460690100    1054     110200    SH           Sole              110200
JLG Industries, Inc.              COM      466210101   24032     780500    SH           Sole              780500
Laboratory Corporation of Amer    COM      50540R409    3070      52500    SH           Sole               52500
MRO Software, Inc.                COM      55347W105    7998     501100    SH           Sole              501100
Map Info Corp.                    COM      565105103   15377    1096800    SH           Sole             1096800
Orient Express Hotels Ltd. - C    COM      G67743107   38410     979100    SH           Sole              979100
PETsMART, Inc.                    COM      716768106     563      20000    SH           Sole               20000
Pall Corp.                        COM      696429307    1981      63500    SH           Sole               63500
Parametric Technology Corp.       COM      699173209     784      48000    SH           Sole               48000
People's Bank                     COM      710198102   23396     714375    SH           Sole              714375
Perot Systems Corp. - Class A     COM      714265105   23710    1523800    SH           Sole             1523800
Pogo Producing Company            COM      730448107   34612     688800    SH           Sole              688800
Praxair, Inc.                     COM      74005P104    2757      50000    SH           Sole               50000
Precision Castparts Corp.         COM      740189105   44704     752600    SH           Sole              752600
QLogic Corp.                      COM      747277101   15480     800000    SH           Sole              800000
Rockwell Collins, Inc.            COM      774341101    1747      31000    SH           Sole               31000
Rogers Corp.                      COM      775133101    8978     164800    SH           Sole              164800
Ruby Tuesday, Inc.                COM      781182100   28558     890200    SH           Sole              890200
Saks, Inc.                        COM      79377w108   17613     912600    SH           Sole              912600
Schering Plough Corp.             COM      806605101     665      35000    SH           Sole               35000
St. Joe Company (The)             COM      790148100   18126     288450    SH           Sole              288450
Sterling Financial Corp.          COM      859319105   18669     643775    SH           Sole              643775
Stone Energy Corp.                COM      861642106   26478     600000    SH           Sole              600000
SunTrust Bank Inc.                COM      867914103    1637      22500    SH           Sole               22500
Synopsys, Inc.                    COM      871607107   24037    1075500    SH           Sole             1075500
Taylor Capital Group, Inc.        COM      876851106   19242     491000    SH           Sole              491000
Texas Instruments, Inc.           COM      882508104     651      20064    SH           Sole               20064
The South Financial Group, Inc    COM      837841105   12249     468400    SH           Sole              468400
Too, Inc.                         COM      890333107    2061      60000    SH           Sole               60000
TriZetto Group, Inc.              COM      896882107   17851    1014863    SH           Sole             1014863
Triad Hospitals, Inc.             COM      89579K109   18821     449200    SH           Sole              449200
Universal Health Services, Inc    COM      913903100   50038     985200    SH           Sole              985200
Young Broadcasting, Inc.          COM      987434107    3411    1003100    SH           Sole             1003100